Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
19. OTHER LONG-TERM LIABILITIES
Other long-term liabilities consist of:

	2024	2023

Long-term portion of income taxes payable	$143	$167
Long-term portion of deferred revenue	97	223
Asset retirement obligation	32	37
Long-term portion of fair value of hedges [note 21]	83	8
Other	41	40
	$396	$475